Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss	$ (44,699,313)	$ (34,860,963)	$ (27,894,834)
Items not affecting cash:
Depreciation and amortization	8,924,812	6,778,100	4,044,143
Share-based compensation	1,867,915	1,454,235	1,468,361
Finance costs	8,618,794	6,020,636	3,217,500
Fair value loss on derivatives	6,040,121
Impairment			600,657
Other income	(2,675,671)	(92,535)	(167,913)
Provision for expected credit loss	1,159,742	223,129	432,073
Unrealized foreign currency exchange gain	(534,993)	1,034,501	542,016
Business acquisition costs		149,596	8,880,000
Current tax expense (recovery)	157,303	(295,709)	181,895
Deferred income tax recovery	(1,822,109)	(668,209)	(2,692,313)
Gain on settlement of lease liability			(99,979)
Decrease in working capital	(1,988,521)	(904,212)	(2,131,240)
Interest paid	(3,377,851)	(3,535,805)	(1,992,496)
Taxes paid		(158,564)	(376,093)
Net cash used in operating activities	(28,329,771)	(24,855,800)	(15,988,223)
Investing activities
Acquisition of property and equipment	(625,202)	(127,688)	(138,123)
Acquisition of and expenditure on intangible assets	(438,725)	(809,764)
Acquisition of royalty agreement			(204,604)
Acquisition of assets of AirFusion		(835,302)
Acquisition of business, net of cash acquired		(4,622,400)	(20,389,426)
Net cash used in investing activities	(1,063,927)	(6,395,154)	(20,732,153)
Financing activities
Payment of lease liabilities	(1,095,327)	(814,072)	(422,783)
Repayment of loans	(9,781,554)	(9,011,638)	(6,787,528)
Proceeds from loans and bank indebtedness, net of transaction costs	13,752,698	8,726,766	16,539,700
Net (repayments) advances of bank indebtedness	(1,004,211)	(495,026)	1,471,805
Proceeds from issuance of shares, net of issuance costs	20,300,920	14,526,300
Proceeds from issuance of convertible debentures, net of costs	5,424,661	5,285,997	22,865,049
Proceeds from issuance of warrants, net of issuance costs	5,415,864	12,217,171	1,727,202
Proceeds from the exercise of stock options, net of issuance costs		70,000	543,249
Proceeds from exercise of warrants, net		1,495,692
Income tax withholding on RSUs	(86,173)	(144,393)
Net cash provided by financing activities	32,926,878	31,856,797	35,936,694
Increase in cash and cash equivalents	3,533,180	605,843	(783,682)
Effect of exchange rate fluctuations on cash held	(56,012)	(24,144)	(12,922)
Cash and cash equivalents, beginning of year	1,110,889	529,190	1,325,794
Cash and cash equivalents, end of year	$ 4,588,057	$ 1,110,889	$ 529,190